SIGNIFICANT ACCOUNTING POLICIES (Details 6)	Dec. 31, 2023
Leasehold improvements [Member]
Property, Plant and Equipment, Useful Life	us-gaap:UsefulLifeTermOfLeaseMember
Machinery and laboratory equipment [Member]
Property, Plant and Equipment, Useful Life	15 years
Minimum [Member] | Computer equipment [Member]
Property, Plant and Equipment, Useful Life	20 years
Minimum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment, Useful Life	6 years
Minimum [Member] | Field service units [Member]
Property, Plant and Equipment, Useful Life	20 years
Maximum [Member] | Computer equipment [Member]
Property, Plant and Equipment, Useful Life	33 years
Maximum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Field service units [Member]
Property, Plant and Equipment, Useful Life	50 years